Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	cfvst2_SupplementTextBlock
Supplement dated February 28, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/1/2013
On May 1, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of Columbia VP - Select Smaller-Cap Value Fund" is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $36 million and $4.6 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
On May 1, 2014, the “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	48.55%	23.28%	8.80%
Class 2	05/03/2010	48.22%	23.02%	8.61%
Class 3	09/15/1999	48.39%	23.17%	8.75%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	8.61%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		38.82%	20.08%	9.07%

Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Supplement dated February 28, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/1/2013
On May 1, 2014, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $36 million and $4.6 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
On May 1, 2014, the “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	48.55%	23.28%	8.80%
Class 2	05/03/2010	48.22%	23.02%	8.61%
Class 3	09/15/1999	48.39%	23.17%	8.75%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	8.61%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		38.82%	20.08%	9.07%

Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Columbia VP - Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst2_SupplementTextBlock
Supplement dated February 28, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/1/2013
On May 1, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of Columbia VP - Select Smaller-Cap Value Fund" is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $36 million and $4.6 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
On May 1, 2014, the “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	48.55%	23.28%	8.80%
Class 2	05/03/2010	48.22%	23.02%	8.61%
Class 3	09/15/1999	48.39%	23.17%	8.75%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	8.61%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		38.82%	20.08%	9.07%

Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Supplement dated February 28, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/1/2013
On May 1, 2014, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $36 million and $4.6 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
On May 1, 2014, the “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	48.55%	23.28%	8.80%
Class 2	05/03/2010	48.22%	23.02%	8.61%
Class 3	09/15/1999	48.39%	23.17%	8.75%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	8.61%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		38.82%	20.08%	9.07%

Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $36 million and $4.6 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.

		The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Columbia VP - Select Smaller-Cap Value Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	48.55%
5 Years	rr_AverageAnnualReturnYear05	23.28%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia VP - Select Smaller-Cap Value Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	48.22%
5 Years	rr_AverageAnnualReturnYear05	23.02%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia VP - Select Smaller-Cap Value Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	48.39%
5 Years	rr_AverageAnnualReturnYear05	23.17%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 1999
Columbia VP - Select Smaller-Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.52%
5 Years	rr_AverageAnnualReturnYear05	17.64%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Columbia VP - Select Smaller-Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%